FINANCIAL INSTRUMENTS - Reconciliation of Carrying Amount of Financial Instruments Classified as Level 3 (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of the carrying amount of financial instruments [abstract]
Foreign exchange	$ (48)	$ 38	$ (790)
Valuation adjustment made to non-controlling interest put options	(12,007)	(2,470)	(3,339)
Level 3 | Non-controlling interest put options
Reconciliation of the carrying amount of financial instruments [abstract]
Balance at the beginning of the year	15,758	13,634
Foreign exchange	(242)	(346)
Valuation adjustment made to non-controlling interest put options	12,007	2,470
Balance at the end of the year	$ 27,523	$ 15,758	$ 13,634